Capital Group KKR Core Plus+
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 98.49% Corporate bonds, notes & loans 53.13% Financials 13.99%	Principal amount (000)	Value (000)
ACF TD Holdings, LLC 6.46% 5/30/2031 (a)	USD2,666	$2,703
AG Issuer, LLC 6.25% 3/1/2028 (b)	130	130
Alliant Holdings Intermediate, LLC 4.25% 10/15/2027 (b)	110	108
Alliant Holdings Intermediate, LLC 5.875% 11/1/2029 (b)	120	120
Alliant Holdings Intermediate, LLC 6.50% 10/1/2031 (b)	90	92
Alliant Holdings Intermediate, LLC 7.375% 10/1/2032 (b)	40	41
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035) (c)	125	130
American International Group, Inc. 5.125% 3/27/2033	50	51
AmWINS Group, Inc. 4.875% 6/30/2029 (b)	70	68
Aon North America, Inc. 5.45% 3/1/2034	125	130
Ardonagh Finco, Ltd. 7.75% 2/15/2031 (b)	200	209
Ares Secondaries Pbn Finance Co. IV, LLC, Term Loan, (3-month USD CME Term SOFR + 2.90%) 7.111% 4/14/2039 (a)(d)(e)	10	10
Ares Secondaries Pbn Finance Co. IV, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.041% 4/14/2039 (a)(d)(e)	5	5
Ares Secondaries Pbn Finance Co. IV, LLC, Term Loan, (3-month USD CME Term SOFR + 8.50%) 12.791% 4/14/2039 (a)(d)(e)	5	5
Aretec Group, Inc. 7.50% 4/1/2029 (b)	90	90
Aretec Group, Inc. 10.00% 8/15/2030 (b)	50	55
Arthur J. Gallagher & Co. 5.15% 2/15/2035	100	101
ASF Rembrandt, LP, Term Loan, (3-month USD CME Term SOFR + 3.15%) 6.808% 12/31/2028 (a)(d)(e)	737	738
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (c)	150	155
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031) (c)	250	222
Bank of America Corp. 5.464% 5/9/2036 (USD-SOFR + 1.64% on 5/9/2035) (c)	100	104
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (c)	100	103
Block, Inc. 2.75% 6/1/2026	70	69
Block, Inc. 5.625% 8/15/2030 (b)	55	56
Block, Inc. 3.50% 6/1/2031	30	28
Block, Inc. 6.50% 5/15/2032	210	218
Block, Inc. 6.00% 8/15/2033 (b)	70	72
Blue Owl Credit Income Corp. 4.70% 2/8/2027	105	105
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (b)(c)	250	257
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035) (b)(c)	250	268
BPCE SA 6.027% 5/28/2036 (USD-SOFR + 1.956% on 5/28/2035) (b)(c)	250	263
Brown & Brown, Inc. 5.55% 6/23/2035	428	441
Brown & Brown, Inc. 6.25% 6/23/2055	106	112
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (b)(c)	200	207
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (b)(c)	200	202
Chubb INA Holdings, LLC 5.00% 3/15/2034	100	103
Citibank, NA 4.914% 5/29/2030	250	257
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029) (c)	200	201
Citigroup, Inc. 5.333% 3/27/2036 (USD-SOFR + 1.465% on 3/27/2035) (c)	200	205
Coinbase Global, Inc. 3.375% 10/1/2028 (b)	175	166
Coinbase Global, Inc. 3.625% 10/1/2031 (b)	90	80
Compass Group Diversified Holdings, LLC 5.25% 4/15/2029 (b)	390	360
Capital Group KKR Core Plus+ — Page 1 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Denali Topco, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.069% 8/26/2032 (a)(d)(e)	USD68	$68
FSS Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.856% 8/29/2031 (a)(d)(e)(f)	2,477	2,498
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (c)	400	414
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035) (c)	150	157
Hbwm Intermediate II, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.990% 8/18/2031 (a)(d)(e)	199	200
Hbwm Intermediate II, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.106% 11/17/2031 (a)(d)(e)	1,504	1,517
Hbwm Intermediate II, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.106% 11/17/2031 (a)(d)(e)	1,805	1,819
Hightower Holding, LLC 6.75% 4/15/2029 (b)	110	109
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035) (c)	400	413
HUB International, Ltd. 7.25% 6/15/2030 (b)	215	224
Integrity Marketing Acquisition, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.333% 8/25/2028 (a)(d)(e)(f)	3,192	3,191
ION Platform Finance US, Inc. 7.875% 9/30/2032 (b)	200	199
Jamestown Funding Trust, Term Loan, (3-month USD CME Term SOFR + 2.20%) 6.556% 6/15/2072 (a)(d)(e)(f)	481	481
Jamestown Funding Trust, Term Loan, (3-month USD CME Term SOFR + 3.15%) 7.506% 6/15/2072 (a)(d)(e)(f)	384	384
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (c)	175	181
JPMorgan Chase & Co. 5.572% 4/22/2036 (USD-SOFR + 1.68% on 4/22/2035) (c)	225	237
Koala Investment Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.079% 8/29/2032 (a)(d)(e)(f)	277	275
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	300	304
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (c)	500	516
Morgan Stanley 5.664% 4/17/2036 (USD-SOFR + 1.757% on 4/17/2035) (c)	100	106
Navient Corp. 5.00% 3/15/2027	100	100
Navient Corp. 5.50% 3/15/2029	135	132
Navient Corp. 9.375% 7/25/2030	180	199
Navient Corp. 11.50% 3/15/2031	70	79
Navient Corp. 7.875% 6/15/2032	255	269
Navient Corp. 5.625% 8/1/2033	110	100
OneMain Finance Corp. 7.125% 3/15/2026	8	8
OneMain Finance Corp. 6.125% 5/15/2030	330	334
OneMain Finance Corp. 7.50% 5/15/2031	30	31
OneMain Finance Corp. 7.125% 11/15/2031	60	62
Osaic Holdings, Inc. 6.75% 8/1/2032 (b)	20	21
Osaic Holdings, Inc. 8.00% 8/1/2033 (b)	17	18
Oxford Finance, LLC 6.375% 2/1/2027 (b)	60	60
PNC Bank, NA 5.373% 7/21/2036 (USD-SOFR + 1.417% on 7/21/2035) (c)	100	103
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035) (c)	225	235
PPV Intermediate Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 5.75%) 9.949% 8/31/2029 (a)(d)(e)	2,648	2,648
PPV Intermediate Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 6.00%) 10.199% 8/31/2029 (a)(d)(e)	40	40
Rialto Management Group, LLC, Term Loan, (1-month USD CME Term SOFR + 5.00%) 9.316% 12/5/2030 (a)(d)(e)	1,765	1,782
Royal Bank of Canada 4.97% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (c)	80	82
Royal Bank of Canada 4.696% 8/6/2031 (USD-SOFR + 1.06% on 8/6/2030) (c)	150	152
Ryan Specialty, LLC 4.375% 2/1/2030 (b)	30	29
Ryan Specialty, LLC 5.875% 8/1/2032 (b)	20	20
Truist Insurance Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.752% 5/6/2032 (e)	110	112
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035) (c)	110	114
Voyager Parent, LLC 9.25% 7/1/2032 (b)	75	79
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (c)	400	409
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (c)	200	206
Westpac Banking Corp. 2.668% 11/15/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030) (c)	100	90
		29,847
Capital Group KKR Core Plus+ — Page 2 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 11.91%	Principal amount (000)	Value (000)
ADT Security Corp. 4.125% 8/1/2029 (b)	USD30	$29
Amentum Holdings, Inc. 7.25% 8/1/2032 (b)	150	156
Avis Budget Car Rental, LLC 4.75% 4/1/2028 (b)	30	29
Avis Budget Car Rental, LLC 5.375% 3/1/2029 (b)	50	49
Axon Enterprise, Inc. 6.125% 3/15/2030 (b)	20	21
BAE Systems PLC 5.30% 3/26/2034 (b)	200	207
Boeing Co. (The) 3.25% 2/1/2028	100	98
Clarivate Science Holdings Corp. 3.875% 7/1/2028 (b)	50	48
Clean Harbors, Inc. 5.75% 10/15/2033 (b)	75	76
CoreLogic, Inc. 4.50% 5/1/2028 (b)	150	146
CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 10.778% 6/4/2029 (e)	50	50
CSX Corp. 5.05% 6/15/2035	325	332
Elk Bidco, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.823% 6/14/2032 (a)(d)(e)	2,409	2,409
Falconwing Aero Leasing DAC, Term Loan, 6.51% 10/26/2027 (a)(d)	246	246
Falconwing Aero Leasing DAC, Term Loan, 6.50% 12/11/2027 (a)(d)	246	246
Fortna AR, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.958% 6/1/2029 (a)(d)(e)(f)	2,987	2,988
Horizon CTS Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.796% 3/29/2032 (a)(d)(e)	3,043	3,070
Horizon CTS Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.796% 3/29/2032 (a)(d)(e)	230	230
Icahn Enterprises, LP 6.25% 5/15/2026	6	6
Icahn Enterprises, LP 5.25% 5/15/2027	140	138
Icahn Enterprises, LP 9.75% 1/15/2029	120	121
Low Voltage Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 4/28/2032 (a)(d)(e)(f)	2,583	2,598
Norfolk Southern Corp. 4.45% 3/1/2033	19	19
Norfolk Southern Corp. 5.10% 5/1/2035	35	36
Norfolk Southern Corp. 5.35% 8/1/2054	100	99
Peraton Corp., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 8.013% 2/1/2028 (e)	199	168
Railpros, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.704% 5/24/2032 (a)(d)(e)(f)	143	143
Reworld Holding Corp. 4.875% 12/1/2029 (b)	60	56
Sabre GLBL, Inc. 11.125% 7/15/2030 (b)	150	145
Spirit AeroSystems, Inc. 4.60% 6/15/2028	20	20
Spirit AeroSystems, Inc. 9.75% 11/15/2030 (b)	40	44
Sunrun Charis Portfolio 2023, LLC, Term Loan, 6.925% 4/30/2059 (a)(d)	659	683
Sunrun Romulus Portfolio 2024, LLC, Term Loan, 6.477% 1/31/2054 (a)(d)	783	796
TransDigm, Inc. 6.375% 3/1/2029 (b)	95	97
TransDigm, Inc. 6.625% 3/1/2032 (b)	90	93
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.75%) 9.136% 2/13/2032 (a)(d)(e)(f)	3,906	3,945
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.75%) 9.158% 2/13/2032 (a)(d)(e)(f)	111	112
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.75%) 9.36% 2/13/2032 (a)(d)(e)(f)	142	145
Union Pacific Corp. 5.10% 2/20/2035	176	181
Union Pacific Corp. 3.50% 2/14/2053	15	11
Union Pacific Corp. 5.60% 12/1/2054	83	84
W. A. Kendall and Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.75%) 10.043% 4/22/2030 (a)(d)(e)	211	211
W. A. Kendall and Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.44%) 11.321% 4/22/2030 (a)(d)(e)	64	64
W. A. Kendall and Co., LLC, Term Loan, (6-month USD CME Term SOFR + 5.75%) 10.335% 4/22/2030 (a)(d)(e)	45	45
W. A. Kendall and Co., LLC, Term Loan, (6-month USD CME Term SOFR + 5.75%) 10.379% 4/22/2030 (a)(d)(e)	728	728
West Star Aviation Acquisition, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.796% 5/20/2032 (a)(d)(e)	3,705	3,720
West Star Aviation Acquisition, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.805% 5/20/2032 (a)(d)(e)	104	104
Woolpert Holdings Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.704% 4/5/2032 (a)(e)(f)	361	361
Woolpert Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.704% 4/5/2031 (a)(d)	6	6
		25,409
Capital Group KKR Core Plus+ — Page 3 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 7.74%	Principal amount (000)	Value (000)
ams-OSRAM AG 12.25% 3/30/2029 (b)	USD150	$162
Analog Devices, Inc. 5.30% 4/1/2054	50	49
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 1.00% 3/5/2032 (a)(d)(e)(f)	708	708
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.046% 3/5/2032 (a)(d)(e)(f)	4,023	4,023
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.297% 3/5/2032 (a)(d)(e)(f)	106	106
Booz Allen Hamilton, Inc. 4.00% 7/1/2029 (b)	35	34
Broadcom, Inc. 4.90% 2/15/2038	463	461
Cisco Systems, Inc. 5.10% 2/24/2035	390	404
Cloud Software Group, Inc. 6.50% 3/31/2029 (b)	40	40
Cloud Software Group, Inc. 9.00% 9/30/2029 (b)	460	478
Cloud Software Group, Inc. 8.25% 6/30/2032 (b)	405	430
Cloud Software Group, Inc. 6.625% 8/15/2033 (b)	50	51
CommScope Technologies, LLC 5.00% 3/15/2027 (b)	20	20
CommScope Technologies, LLC 9.50% 12/15/2031 (b)	115	119
Diamondback Acquisition Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.726% 9/24/2032 (a)(d)(e)	746	744
Diamondback Acquisition Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.726% 9/24/2032 (a)(d)	19	19
Diebold Nixdorf, Inc. 7.75% 3/31/2030 (b)	40	42
Fair Isaac Corp. 6.00% 5/15/2033 (b)	150	152
Finastra USA, Inc., Term Loan, (1-month USD CME Term SOFR + 4.00%) 8.129% 7/30/2032 (e)	160	160
Flexera Software, LLC, Term Loan, (3-month EUR-EURIBOR + 4.75%) 6.594% 8/16/2032 (a)(d)(e)	EUR106	124
Flexera Software, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.961% 8/16/2032 (a)(d)(e)	USD351	350
Gartner, Inc. 3.75% 10/1/2030 (b)	35	33
Helios Software Holdings, Inc. 8.75% 5/1/2029 (b)	340	353
Hughes Satellite Systems Corp. 6.625% 8/1/2026	143	136
Intel Corp. 3.05% 8/12/2051	20	13
Intel Corp. 5.60% 2/21/2054	115	110
ION Trading Technologies SARL 9.50% 5/30/2029 (b)	210	223
MEDX Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.101% 7/21/2032 (a)(d)(e)(f)	3,725	3,707
Microchip Technology, Inc. 5.05% 2/15/2030	185	189
NCR Atleos Corp. 9.50% 4/1/2029 (b)	50	54
Oracle Corp. 5.50% 8/3/2035	60	62
Oracle Corp. 5.20% 9/26/2035	200	201
Oracle Corp. 6.00% 8/3/2055	207	208
Oracle Corp. 5.95% 9/26/2055	100	100
Oracle Corp. 6.10% 9/26/2065	100	100
Synopsys, Inc. 5.15% 4/1/2035	70	71
Synopsys, Inc. 5.70% 4/1/2055	125	126
Texas Instruments, Inc. 5.10% 5/23/2035	80	83
Texas Instruments, Inc. 5.15% 2/8/2054	85	82
UKG, Inc. 6.875% 2/1/2031 (b)	50	52
Unisys Corp. 10.625% 1/15/2031 (b)	79	84
Vamos Bidco, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 1/30/2032 (a)(d)(e)	1,438	1,438
Vamos Bidco, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.064% 1/30/2032 (a)(d)(e)	60	60
Viasat, Inc. 6.50% 7/15/2028 (b)	50	49
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.778% 3/2/2029 (e)	223	221
Viasat, Inc., Term Loan B, (1-month USD CME Term SOFR + 4.50%) 8.75% 5/30/2030 (e)	90	89
		16,520
Health care 3.64%
AbbVie, Inc. 5.20% 3/15/2035	100	104
AbbVie, Inc. 5.60% 3/15/2055	250	256
AdaptHealth, LLC 5.125% 3/1/2030 (b)	40	38
AGS Health BCP Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.808% 8/2/2032 (a)(d)(e)	224	224
AGS Health BCP, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.808% 8/2/2032 (a)(d)(e)	117	117
Capital Group KKR Core Plus+ — Page 4 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Amgen, Inc. 5.25% 3/2/2033	USD200	$207
Amgen, Inc. 5.65% 3/2/2053	200	200
Amneal Pharmaceuticals, LLC 6.875% 8/1/2032 (b)	35	36
AthenaHealth Group, Inc. 6.50% 2/15/2030 (b)	130	129
Avantor Funding, Inc. 4.625% 7/15/2028 (b)	100	98
Avantor Funding, Inc. 3.875% 11/1/2029 (b)	70	67
Bayer US Finance, LLC 6.25% 1/21/2029 (b)	200	210
Bristol-Myers Squibb Co. 5.20% 2/22/2034	200	207
Bristol-Myers Squibb Co. 5.55% 2/22/2054	175	175
Centene Corp. 2.45% 7/15/2028	30	28
Centene Corp. 2.50% 3/1/2031	35	30
CHS / Community Health Systems, Inc. 5.25% 5/15/2030 (b)	10	9
Cigna Group (The) 5.25% 1/15/2036	155	157
Cigna Group (The) 6.00% 1/15/2056	105	109
CVS Health Corp. 5.00% 9/15/2032	355	360
CVS Health Corp. 5.70% 6/1/2034	300	313
CVS Health Corp. 6.05% 6/1/2054	200	202
CVS Health Corp. 6.20% 9/15/2055	40	41
DaVita, Inc. 4.625% 6/1/2030 (b)	100	96
DaVita, Inc. 6.875% 9/1/2032 (b)	60	62
DaVita, Inc. 6.75% 7/15/2033 (b)	90	93
Elevance Health, Inc. 5.70% 9/15/2055	200	198
Eli Lilly and Co. 5.10% 2/12/2035	275	285
Eli Lilly and Co. 5.55% 10/15/2055	140	144
Eli Lilly and Co. 5.65% 10/15/2065	85	88
Endo Finance Holdings, Inc. 8.50% 4/15/2031 (b)	50	54
Endo Finance Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 8.163% 4/23/2031 (e)	80	80
Gilead Sciences, Inc. 5.55% 10/15/2053	50	51
Humana, Inc. 5.375% 4/15/2031	225	232
IQVIA, Inc. 6.25% 6/1/2032 (b)	110	113
Medline Borrower, LP 3.875% 4/1/2029 (b)	70	68
Medline Borrower, LP 6.25% 4/1/2029 (b)	70	72
Medline Borrower, LP 5.25% 10/1/2029 (b)	160	159
Molina Healthcare, Inc. 3.875% 5/15/2032 (b)	120	109
Owens & Minor, Inc. 4.50% 3/31/2029 (b)	317	255
Owens & Minor, Inc. 6.25% 4/1/2030 (b)	110	91
Takeda U.S. Financing, Inc. 5.20% 7/7/2035	200	203
Takeda U.S. Financing, Inc. 5.90% 7/7/2055	200	206
Tenet Healthcare Corp. 6.25% 2/1/2027	10	10
Tenet Healthcare Corp. 4.25% 6/1/2029	275	269
Teva Pharmaceutical Finance Netherlands III BV 6.75% 3/1/2028	350	364
Teva Pharmaceutical Finance Netherlands III BV 6.00% 12/1/2032	200	208
Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	40	30
UnitedHealth Group, Inc. 5.15% 7/15/2034	225	231
UnitedHealth Group, Inc. 5.30% 6/15/2035	420	434
UnitedHealth Group, Inc. 5.625% 7/15/2054	125	124
UnitedHealth Group, Inc. 5.95% 6/15/2055	120	125
		7,771
Communication services 3.03%
Alphabet, Inc. 5.25% 5/15/2055	114	114
Alphabet, Inc. 5.30% 5/15/2065	49	49
AT&T, Inc. 5.375% 8/15/2035	150	155
AT&T, Inc. 3.50% 9/15/2053	225	156
Capital Group KKR Core Plus+ — Page 5 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
CCO Holdings, LLC 5.00% 2/1/2028 (b)	USD130	$129
CCO Holdings, LLC 4.75% 3/1/2030 (b)	150	144
CCO Holdings, LLC 4.50% 8/15/2030 (b)	50	47
CCO Holdings, LLC 4.25% 2/1/2031 (b)	535	493
CCO Holdings, LLC 4.50% 6/1/2033 (b)	70	62
CCO Holdings, LLC 4.25% 1/15/2034 (b)	70	61
Charter Communications Operating, LLC 4.80% 3/1/2050	61	48
Charter Communications Operating, LLC 3.70% 4/1/2051	180	119
Charter Communications Operating, LLC 3.90% 6/1/2052	292	198
Charter Communications Operating, LLC 5.25% 4/1/2053	302	253
Charter Communications Operating, LLC 6.70% 12/1/2055	38	38
Charter Communications Operating, LLC 3.85% 4/1/2061	100	62
Connect Finco SARL 9.00% 9/15/2029 (b)	600	632
DIRECTV Financing, LLC 5.875% 8/15/2027 (b)	29	29
DIRECTV Financing, LLC 8.875% 2/1/2030 (b)	100	99
DISH Network Corp. 11.75% 11/15/2027 (b)	421	446
EchoStar Corp. 10.75% 11/30/2029	230	253
EchoStar Corp. 6.75% PIK 11/30/2030 (g)	135	139
Embarq, LLC 7.995% 6/1/2036	100	50
Frontier Communications Holdings, LLC 6.75% 5/1/2029 (b)	70	71
Gray Media, Inc. 10.50% 7/15/2029 (b)	30	32
Gray Media, Inc. 5.375% 11/15/2031 (b)	100	75
Lindblad Expeditions, LLC 7.00% 9/15/2030 (b)	25	25
Meta Platforms, Inc. 5.40% 8/15/2054	105	104
News Corp. 3.875% 5/15/2029 (b)	30	29
Sirius XM Radio, LLC 3.125% 9/1/2026 (b)	30	30
Sirius XM Radio, LLC 4.00% 7/15/2028 (b)	90	87
Sirius XM Radio, LLC 3.875% 9/1/2031 (b)	150	136
Snap, Inc. 6.875% 3/1/2033 (b)	70	72
TEGNA, Inc. 5.00% 9/15/2029	240	239
T-Mobile USA, Inc. 5.30% 5/15/2035	250	256
Univision Communications, Inc. 8.00% 8/15/2028 (b)	60	62
Univision Communications, Inc. 4.50% 5/1/2029 (b)	130	123
Univision Communications, Inc. 9.375% 8/1/2032 (b)	350	373
Verizon Communications, Inc. 5.25% 4/2/2035	250	254
WarnerMedia Holdings, Inc. 4.054% 3/15/2029	150	145
WarnerMedia Holdings, Inc. 5.05% 3/15/2042	583	466
WarnerMedia Holdings, Inc. 5.141% 3/15/2052	60	45
WMG Acquisition Corp. 3.75% 12/1/2029 (b)	20	19
WMG Acquisition Corp. 3.875% 7/15/2030 (b)	35	33
		6,452
Materials 2.95%
BHP Billiton Finance (USA), Ltd. 5.75% 9/5/2055	49	51
Cleveland-Cliffs, Inc. 6.875% 11/1/2029 (b)	25	26
Cleveland-Cliffs, Inc. 6.75% 4/15/2030 (b)	140	142
Cleveland-Cliffs, Inc. 4.875% 3/1/2031 (b)	40	38
Cleveland-Cliffs, Inc. 7.50% 9/15/2031 (b)	60	62
Cleveland-Cliffs, Inc. 7.00% 3/15/2032 (b)	70	71
Cleveland-Cliffs, Inc. 7.625% 1/15/2034 (b)	110	113
Consolidated Energy Finance SA 12.00% 2/15/2031 (b)	150	137
CVR Partners, LP 6.125% 6/15/2028 (b)	80	80
Dow Chemical Co. (The) 5.95% 3/15/2055	250	238
First Quantum Minerals, Ltd. 9.375% 3/1/2029 (b)	210	223
Capital Group KKR Core Plus+ — Page 6 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
FXI Holdings, Inc. 12.25% 11/15/2026 (b)	USD210	$185
LYB International Finance III, LLC 6.15% 5/15/2035	11	11
Mercer International, Inc. 12.875% 10/1/2028 (b)	5	5
Mercer International, Inc. 5.125% 2/1/2029	15	11
Methanex Corp. 5.125% 10/15/2027	100	100
Methanex Corp. 5.25% 12/15/2029	40	40
Minera Mexico SA de CV 5.625% 2/12/2032 (b)	200	207
Mineral Resources, Ltd. 9.25% 10/1/2028 (b)	50	52
Mineral Resources, Ltd. 8.50% 5/1/2030 (b)	140	146
Packaging Coordinators Midco, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.058% 1/22/2032 (a)(d)(e)(f)	4,035	4,067
Quikrete Holdings, Inc. 6.375% 3/1/2032 (b)	40	41
Quikrete Holdings, Inc. 6.75% 3/1/2033 (b)	20	21
Rio Tinto Finance (USA) PLC 5.75% 3/14/2055	100	103
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (b)(c)(g)	69	70
Samarco Mineracao SA 9.00% PIK 6/30/2031 (5.00% PIK and 4.00% Cash on 12/30/2025) (c)(g)	59	59
		6,299
Consumer discretionary 2.84%
Advance Auto Parts, Inc. 3.90% 4/15/2030	180	167
Advance Auto Parts, Inc. 3.50% 3/15/2032	80	70
Advance Auto Parts, Inc. 7.375% 8/1/2033 (b)	50	52
Allied Universal Holdco, LLC 6.875% 6/15/2030 (b)	115	118
Asbury Automotive Group, Inc. 4.625% 11/15/2029 (b)	110	107
Caesars Entertainment, Inc. 7.00% 2/15/2030 (b)	30	31
Carnival Corp. 6.00% 5/1/2029 (b)	160	162
Carnival Corp. 5.75% 8/1/2032 (b)	110	112
Carnival Corp. 6.125% 2/15/2033 (b)	160	164
ClubCorp Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.328% 7/9/2032 (a)(d)(e)(f)	426	424
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (b)	200	206
Fertitta Entertainment, LLC 4.625% 1/15/2029 (b)	60	57
Fertitta Entertainment, LLC 6.75% 1/15/2030 (b)	30	28
First Student Bidco, Inc. 4.00% 7/31/2029 (b)	110	105
Ford Motor Credit Co., LLC 6.798% 11/7/2028	200	209
Ford Motor Credit Co., LLC 5.875% 11/7/2029	200	203
Ford Motor Credit Co., LLC 5.73% 9/5/2030	200	202
Ford Motor Credit Co., LLC 3.25% 2/12/2032	400	350
Ford Motor Credit Co., LLC 6.50% 2/7/2035	200	206
General Motors Financial Co., Inc. 5.90% 1/7/2035	175	181
Hanesbrands, Inc. 9.00% 2/15/2031 (b)	40	42
Home Depot, Inc. 4.95% 6/25/2034	300	307
HP TLE Buyer, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.041% 7/1/2032 (a)(d)(e)	662	662
Hyatt Hotels Corp. 5.75% 3/30/2032	175	183
Hyundai Capital America 4.90% 6/23/2028 (b)	93	94
Hyundai Capital America 5.30% 1/8/2030 (b)	325	334
Hyundai Capital America 5.10% 6/24/2030 (b)	94	96
LCM Investments Holdings II, LLC 4.875% 5/1/2029 (b)	110	108
LCM Investments Holdings II, LLC 8.25% 8/1/2031 (b)	80	85
Light and Wonder International, Inc. 7.25% 11/15/2029 (b)	40	41
Newell Brands, Inc. 6.625% 5/15/2032	60	59
Newell Brands, Inc. 7.00% 4/1/2046 (c)	35	31
Nissan Motor Co., Ltd. 8.125% 7/17/2035 (b)	250	268
Royal Caribbean Cruises, Ltd. 5.375% 1/15/2036	131	132
Sonic Automotive, Inc. 4.625% 11/15/2029 (b)	50	49
Universal Entertainment Corp. 9.875% 8/1/2029 (b)	200	199
Capital Group KKR Core Plus+ — Page 7 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wand NewCo 3, Inc. 7.625% 1/30/2032 (b)	USD20	$21
Wynn Resorts Finance, LLC 5.125% 10/1/2029 (b)	185	186
		6,051
Consumer staples 2.82%
Albertsons Cos., Inc. 3.50% 3/15/2029 (b)	70	67
B&G Foods, Inc. 5.25% 9/15/2027	20	19
B&G Foods, Inc. 8.00% 9/15/2028 (b)	90	87
BAT Capital Corp. 4.625% 3/22/2033	78	77
BAT Capital Corp. 6.25% 8/15/2055	375	392
Imperial Brands Finance PLC 5.625% 7/1/2035 (b)	200	204
Kroger Co. 5.50% 9/15/2054	125	122
Lamb Weston Holdings, Inc. 4.125% 1/31/2030 (b)	90	87
Mars, Inc. 5.20% 3/1/2035 (b)	265	271
Mars, Inc. 5.70% 5/1/2055 (b)	150	152
Mondelez International, Inc. 5.125% 5/6/2035	38	39
Philip Morris International, Inc. 4.375% 4/30/2030	269	270
Philip Morris International, Inc. 4.90% 11/1/2034	525	530
Philip Morris International, Inc. 4.875% 4/30/2035	51	51
Post Holdings, Inc. 4.625% 4/15/2030 (b)	60	58
TPSI Receivables, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 0.50% 1/24/2029 (a)(d)(e)(f)	3,413	3,419
TreeHouse Foods, Inc. 4.00% 9/1/2028	110	107
United Natural Foods, Inc. 6.75% 10/15/2028 (b)	70	70
		6,022
Energy 2.06%
Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029 (b)	30	30
Borr IHC, Ltd. 10.00% 11/15/2028 (b)	178	177
Caturus Energy, LLC 8.50% 2/15/2030 (b)	50	52
Civitas Resources, Inc. 8.625% 11/1/2030 (b)	20	21
Civitas Resources, Inc. 9.625% 6/15/2033 (b)	25	26
CNX Resources Corp. 7.375% 1/15/2031 (b)	55	57
Comstock Resources, Inc. 5.875% 1/15/2030 (b)	50	48
Crescent Energy Finance, LLC 9.25% 2/15/2028 (b)	50	52
Crescent Energy Finance, LLC 7.375% 1/15/2033 (b)	120	117
Devon Energy Corp. 5.75% 9/15/2054	225	209
Diamondback Energy, Inc. 5.55% 4/1/2035	85	87
Diamondback Energy, Inc. 5.75% 4/18/2054	105	101
DT Midstream, Inc. 4.375% 6/15/2031 (b)	90	87
Energy Transfer, LP 6.00% 2/1/2029 (b)	20	20
Energy Transfer, LP 5.20% 4/1/2030	50	52
EQT Corp. 4.75% 1/15/2031	70	70
EQT Corp. 3.625% 5/15/2031 (b)	75	70
Expand Energy Corp. 5.875% 2/1/2029 (b)	30	30
Genesis Energy, LP 7.875% 5/15/2032	30	31
GreenSaif Pipelines Bidco SARL 6.129% 2/23/2038	200	213
Harvest Midstream I, LP 7.50% 9/1/2028 (b)	40	40
Harvest Midstream I, LP 7.50% 5/15/2032 (b)	20	21
Hess Midstream Operations, LP 5.875% 3/1/2028 (b)	10	10
Hess Midstream Operations, LP 4.25% 2/15/2030 (b)	125	121
Hess Midstream Operations, LP 5.50% 10/15/2030 (b)	80	81
Hilcorp Energy I, LP 6.00% 2/1/2031 (b)	40	39
Hilcorp Energy I, LP 6.25% 4/15/2032 (b)	40	38
Hilcorp Energy I, LP 8.375% 11/1/2033 (b)	50	53
Capital Group KKR Core Plus+ — Page 8 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
John Wood Group PLC, Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.818% 10/31/2028 (a)(d)(e)(f)	USD600	$600
NFE Financing, LLC 12.00% 11/15/2029 (b)	1,005	297
NGL Energy Operating, LLC 8.125% 2/15/2029 (b)	50	51
NGL Energy Operating, LLC 8.375% 2/15/2032 (b)	90	92
Noble Finance II, LLC 8.00% 4/15/2030 (b)	40	41
Petroleos Mexicanos 4.50% 1/23/2026	400	398
Saturn Oil & Gas, Inc. 9.625% 6/15/2029 (b)	18	19
Summit Midstream Holdings, LLC 8.625% 10/31/2029 (b)	50	50
Sunoco, LP 4.50% 5/15/2029	30	29
Sunoco, LP 5.625% 3/15/2031 (b)	20	20
Sunoco, LP 7.25% 5/1/2032 (b)	110	116
Sunoco, LP 5.875% 3/15/2034 (b)	30	30
Sunoco, LP, 7.875% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 4.23% on 9/18/2030) (b)(c)	50	51
Superior Plus, LP 4.50% 3/15/2029 (b)	30	29
Transocean International, Ltd. 7.875% 10/15/2032 (b)	15	15
Transocean Titan Financing, Ltd. 8.375% 2/1/2028 (b)	32	33
Transocean, Inc. 8.75% 2/15/2030 (b)	30	32
Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029 (b)	70	67
Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031 (b)	285	269
Venture Global LNG, Inc. 8.375% 6/1/2031 (b)	80	84
Venture Global LNG, Inc. 9.875% 2/1/2032 (b)	40	44
Venture Global Plaquemines LNG, LLC 7.50% 5/1/2033 (b)	75	83
		4,403
Real estate 1.28%
Boston Properties, LP 5.75% 1/15/2035	225	230
Brookfield Property REIT, Inc. 5.75% 5/15/2026 (b)	90	90
Howard Hughes Corp. (The) 5.375% 8/1/2028 (b)	40	40
Howard Hughes Corp. (The) 4.125% 2/1/2029 (b)	70	67
Howard Hughes Corp. (The) 4.375% 2/1/2031 (b)	50	47
Iron Mountain, Inc. 5.25% 7/15/2030 (b)	205	203
Kennedy-Wilson, Inc. 4.75% 3/1/2029	40	38
Kennedy-Wilson, Inc. 4.75% 2/1/2030	230	215
Kennedy-Wilson, Inc. 5.00% 3/1/2031	90	84
Ladder Capital Finance Holdings LLLP 4.75% 6/15/2029 (b)	20	20
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	30	31
MPT Operating Partnership, LP 5.00% 10/15/2027	450	436
MPT Operating Partnership, LP 3.50% 3/15/2031	100	74
MPT Operating Partnership, LP 8.50% 2/15/2032 (b)	200	213
Park Intermediate Holdings, LLC 4.875% 5/15/2029 (b)	40	39
Service Properties Trust 4.75% 10/1/2026	50	50
Service Properties Trust 4.95% 2/15/2027	150	149
Service Properties Trust 8.00% 9/30/2027 (b)	55	48
Service Properties Trust 3.95% 1/15/2028	120	112
Service Properties Trust 4.95% 10/1/2029	360	318
Service Properties Trust 8.625% 11/15/2031 (b)	215	229
		2,733
Utilities 0.87%
Edison International 6.25% 3/15/2030	275	286
Florida Power & Light Co. 5.70% 3/15/2055	75	78
Long Ridge Energy, LLC 8.75% 2/15/2032 (b)	120	123
Northern States Power Co. 5.40% 3/15/2054	75	75
Capital Group KKR Core Plus+ — Page 9 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 5.70% 3/1/2035	USD425	$436
Pacific Gas and Electric Co. 6.00% 8/15/2035	155	162
Pacific Gas and Electric Co. 4.95% 7/1/2050	100	86
Pacific Gas and Electric Co. 3.50% 8/1/2050	75	51
PacifiCorp 5.50% 5/15/2054	50	47
PG&E Corp. 5.25% 7/1/2030	140	138
Southern California Edison Co. 5.45% 3/1/2035	175	177
Southern California Edison Co. 6.20% 9/15/2055	50	51
Talen Energy Supply, LLC 8.625% 6/1/2030 (b)	140	149
		1,859
Total corporate bonds, notes & loans		113,366
Mortgage-backed obligations 23.36% Federal agency mortgage-backed obligations 14.52%
Fannie Mae Pool #BU2630 2.00% 2/1/2052 (h)	1,029	831
Fannie Mae Pool #BX4574 3.00% 8/1/2053 (h)	478	421
Fannie Mae Pool #CB0844 2.50% 6/1/2051 (h)	815	687
Fannie Mae Pool #CB3247 3.00% 4/1/2052 (h)	748	658
Fannie Mae Pool #FM7751 2.00% 5/1/2051 (h)	301	243
Fannie Mae Pool #FM8720 2.00% 8/1/2051 (h)	221	178
Fannie Mae Pool #FS2784 3.00% 6/1/2052 (h)	115	101
Fannie Mae Pool #MA5531 5.50% 11/1/2054 (h)	4,452	4,494
Freddie Mac Pool #QC5857 3.00% 8/1/2051 (h)	690	607
Freddie Mac Pool #QY1746 4.00% 4/1/2055 (h)	325	307
Freddie Mac Pool #RA6771 2.00% 2/1/2052 (h)	212	171
Freddie Mac Pool #SD0963 3.50% 1/1/2052 (h)	538	494
Freddie Mac Pool #SD4520 3.50% 7/1/2052 (h)	131	120
Freddie Mac Pool #SD8312 2.50% 1/1/2053 (h)	780	660
Freddie Mac Pool #SD8505 5.00% 2/1/2055 (h)	980	972
Uniform Mortgage-Backed Security 2.00% 10/1/2055 (h)(i)	215	174
Uniform Mortgage-Backed Security 2.50% 10/1/2055 (h)(i)	1,441	1,214
Uniform Mortgage-Backed Security 4.00% 10/1/2055 (h)(i)	1,423	1,341
Uniform Mortgage-Backed Security 4.50% 10/1/2055 (h)(i)	1,375	1,334
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (h)(i)	9,200	9,400
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (h)(i)	4,302	4,446
Uniform Mortgage-Backed Security 7.00% 10/1/2055 (h)(i)	500	523
Uniform Mortgage-Backed Security 2.00% 11/1/2055 (h)(i)	434	350
Uniform Mortgage-Backed Security 2.50% 11/1/2055 (h)(i)	551	464
Uniform Mortgage-Backed Security 3.00% 11/1/2055 (h)(i)	300	264
Uniform Mortgage-Backed Security 5.00% 11/1/2055 (h)(i)	525	520
		30,974
Collateralized mortgage-backed obligations (privately originated) 4.97%
BRAVO Residential Funding Trust, Series 2024-NQM7, Class A1, 5.554% 10/27/2064 (6.554% on 10/1/2028) (b)(c)(h)	757	763
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (b)(c)(h)	206	207
COLT Funding, LLC, Series 2023-1, Class B1, 8.002% 4/25/2068 (b)(e)(h)	1,500	1,508
COLT Funding, LLC, Series 2024-INV3, Class A1, 5.443% 9/25/2069 (6.443% on 8/1/2028) (b)(c)(h)	128	129
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (b)(c)(h)	217	210
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 7.256% 4/25/2042 (b)(e)(h)	1,561	1,607
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA1, Class B2, (30-day Average USD-SOFR + 5.214%) 9.571% 1/25/2050 (b)(e)(h)	440	484
Capital Group KKR Core Plus+ — Page 10 of 19

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA5, Class B2, (30-day Average USD-SOFR + 11.50%) 15.856% 10/25/2050 (b)(e)(h)	USD480	$672
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-DNA6, Class B2, (30-day Average USD-SOFR + 5.65%) 10.006% 12/25/2050 (b)(e)(h)	460	531
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class AIOS, 0.327% 9/25/2070 (b)(e)(h)	7,171	49
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class AIOS, 1.919% 9/25/2070 (a)(b)(e)(h)	7,171	424
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B1, 6.432% 9/25/2070 (b)(e)(h)	197	195
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B2, 7.09% 9/25/2070 (b)(e)(h)	226	221
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-DSC3, Class B3, 7.09% 9/25/2070 (b)(e)(h)	115	104
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (b)(c)(h)	561	566
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (b)(h)	99	96
Progress Residential Trust, Series 2024-SFR1, Class E2, 3.85% 2/17/2041 (b)(h)	664	623
Progress Residential Trust, Series 2025-SFR3, Class D, 3.39% 7/17/2042 (b)(h)	800	726
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (b)(h)	131	132
Verus Securitization Trust, Series 2023-INV3, Class B2, 8.184% 11/25/2068 (b)(e)(h)	809	814
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (b)(e)(h)	531	534
		10,595
Commercial mortgage-backed securities 3.87%
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.894% 6/15/2030 (b)(e)(h)	142	143
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class B, 6.623% 3/15/2056 (e)(h)	1,087	1,123
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C27, Class C, 6.70% 7/15/2057 (e)(h)	240	248
Barclays Commercial Mortgage Securities, LLC, Series 2025-5C34, Class A3, 5.659% 5/15/2058 (h)	666	699
Benchmark Mortgage Trust, Series 2018-B7, Class B, 4.999% 5/15/2053 (e)(h)	300	278
Benchmark Mortgage Trust, Series 2020-B22, Class AM, 2.163% 1/15/2054 (h)	203	173
Benchmark Mortgage Trust, Series 2022-B32, Class A5, 3.002% 1/15/2055 (h)	190	169
BMO Mortgage Trust, Series 2025-5C10, Class B, 6.445% 5/15/2058 (e)(h)	1,000	1,046
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (h)	847	842
Commercial Mortgage Trust, Series 2019-GC44, Class AM, 3.263% 8/15/2057 (h)	1,000	931
DATA 2023-CNTR Mortgage Trust, Series 2023-CNTR, Class A, 5.919% 8/12/2043 (b)(e)(h)	250	259
DC Commercial Mortgage Trust, Series 2023-DC, Class B, 6.804% 9/12/2040 (b)(h)	250	260
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (b)(e)(h)	175	178
Fontainebleau Miami Beach Trust, Series 2024-FBLU, Class E, (1-month USD CME Term SOFR + 3.15%) 7.30% 12/15/2039 (b)(e)(h)	500	502
HTL Commercial Mortgage Trust, Series 2024-T53, Class D, 8.471% 5/10/2039 (b)(e)(h)	100	103
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.356% 11/25/2053 (b)(e)(h)	384	400
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.756% 5/25/2055 (b)(e)(h)	289	291
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M2, (30-day Average USD-SOFR + 3.10%) 7.456% 5/25/2055 (b)(e)(h)	258	260
SCG Hotel Issuer Inc., Series 2025-SNIP, Class A, 5.75% 9/15/2042 (b)(e)(h)	360	362
		8,267
Total mortgage-backed obligations		49,836
Asset-backed obligations 11.03% Other asset-backed securities 5.29%
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (b)(h)	100	101
EquipmentShare, Series 2025-1M, Class B, 6.31% 9/26/2033 (b)(h)	860	871
Global SC Finance SRL, Series 2025-1H, Class A, 9/22/2045 (b)(h)	401	402
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (b)(h)	2,755	2,635
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (b)(h)	92	93
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (b)(h)	282	287
Capital Group KKR Core Plus+ — Page 11 of 19

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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (b)(h)	USD250	$251
SSI ABS Issuer, LLC, Series 2025-1, Class A, 6.15% 7/25/2065 (b)(h)	428	434
SSI ABS Issuer, LLC, Series 2025-1, Class B, 7.82% 7/25/2065 (a)(b)(h)	402	408
Sunrun Julius Issuer, LLC, Series 2023-2A, Class A1, 6.60% 1/30/2059 (b)(h)	719	725
Sunrun Jupiter Issuer, LLC, Series 2022-1A, Class A, 4.75% 7/30/2057 (b)(h)	359	345
Sunrun Neptune Issuer, LLC, Series 2024-1A, Class A, 6.27% 2/1/2055 (b)(h)	115	115
SunStrong Issuer, LLC, Series 2025-1, Class A2, 5.95% 12/28/2055 (b)(h)	1,261	1,260
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (b)(h)	250	250
Zayo Issuer, LLC, Series 2025-2A, Class A2, 5.953% 6/20/2055 (b)(h)	500	515
Zayo Issuer, LLC, Series 2025-2A, Class B, 6.586% 6/20/2055 (b)(h)	2,500	2,598
		11,290
Home equity 3.31%
Unison Trust, Series 2025-1, Class A, 6.00% 7/25/2055 (a)(h)	1,558	1,455
Woodward Capital Management, Series 2024-CES8, Class B2, 8.391% 11/25/2044 (b)(h)	3,000	3,054
Woodward Capital Management, Series 2025-CES1, Class B1, 7.653% 1/25/2045 (b)(e)(h)	2,500	2,553
		7,062
Auto loan 2.17%
American Credit Acceptance Receivables Trust, Series 2023-1, Class E, 9.79% 12/12/2029 (b)(h)	800	828
American Credit Acceptance Receivables Trust, Series 2022-4, Class E, 10.00% 1/14/2030 (b)(h)	800	826
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-1A, Class B, 4.30% 8/21/2028 (b)(h)	420	419
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-7, Class B, 6.44% 8/21/2028 (b)(h)	100	103
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6A, Class D, 7.37% 12/20/2029 (b)(h)	100	103
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (b)(h)	100	102
Credit Acceptance Auto Loan Trust, Series 2024-3A, Class C, 5.39% 1/16/2035 (b)(h)	120	121
Hertz Vehicle Financing III, LLC, Series 2022-2A, Class A, 2.33% 6/26/2028 (b)(h)	500	486
Hertz Vehicle Financing, LLC, Series 2021-2A, Class B, 2.12% 12/27/2027 (b)(h)	336	327
Santander Consumer Bank (3-month Norway Interbank Offer Rate + 6.50%) 6.50% 1/1/2033 (e)(h)	NOK13,139	1,317
		4,632
Credit card 0.20%
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (b)(h)	USD220	220
Mission Lane Credit Card Master Trust, Series 2025-B, Class D, 5.80% 9/15/2031 (b)(h)	200	201
		421
Student loan 0.06%
DRB Prime Student Loan Trust, Series 2017-B, Class R, 0% 8/25/2042 (a)(b)(h)	— (j)	67
SMB Private Education Loan Trust, Series 2022-D, Class C, 6.58% 10/15/2058 (b)(h)	54	55
		122
Total asset-backed obligations		23,527
U.S. Treasury bonds & notes 10.53% U.S. Treasury 10.36%
U.S. Treasury 3.50% 9/30/2027	7,542	7,526
U.S. Treasury 3.625% 9/30/2030	1,834	1,825
U.S. Treasury 3.875% 9/30/2032	6,318	6,298
U.S. Treasury 4.25% 8/15/2035	292	294
U.S. Treasury 4.875% 8/15/2045	2,907	2,971
U.S. Treasury 4.75% 5/15/2055 (k)	3,183	3,193
		22,107
Capital Group KKR Core Plus+ — Page 12 of 19

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.17%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 4/15/2026 (l)	USD61	$61
U.S. Treasury Inflation-Protected Security 0.125% 1/15/2030 (l)	314	300
		361
Total U.S. Treasury bonds & notes		22,468
Bonds & notes of governments & government agencies outside the U.S. 0.44% Mexico 0.19%
United Mexican States 4.75% 4/27/2032	200	196
United Mexican States 6.875% 5/13/2037	200	216
		412
State of Kuwait 0.09%
Kuwait (State of) 4.652% 10/9/2035	200	200
Canada 0.08%
Ontario (Province of) 3.90% 9/4/2030	173	173
Peru 0.08%
Peru (Republic of) 2.783% 1/23/2031	80	74
Peru (Republic of) 5.875% 8/8/2054	30	30
Peru (Republic of) 2.78% 12/1/2060	100	56
		160
Total bonds & notes of governments & government agencies outside the U.S.		945
Total bonds, notes & other debt instruments (cost: $207,568,000)		210,142
Convertible bonds & notes 0.08% Communication services 0.02%
EchoStar Corp., convertible notes, 3.875% PIK 11/30/2030 (g)	21	50
Information technology 0.06%
Microstrategy, Inc., convertible notes, 0% 12/1/2029 (b)	130	117
Total convertible bonds & notes (cost: $139,000)		167
Common stocks 0.00% Energy 0.00%	Shares
New Fortress Energy, Inc., Class A (m)	4,124	9
Total common stocks (cost: $24,000)		9
Capital Group KKR Core Plus+ — Page 13 of 19

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Short-term securities 9.52% Money market investments 9.52%	Shares	Value (000)
Capital Group Central Cash Fund 4.17% (n)(o)	203,098	$20,310
Total short-term securities (cost: $20,308,000)		20,310
Total investment securities 108.09% (cost: $228,039,000)		230,628
Other assets less liabilities (8.09)%		(17,266)
Net assets 100.00%		$213,362
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	213	12/31/2025	USD44,389	$7
5 Year U.S. Treasury Note Futures	Long	459	12/31/2025	50,121	2
10 Year U.S. Treasury Note Futures	Long	188	12/19/2025	21,150	32
10 Year Ultra U.S. Treasury Note Futures	Short	87	12/19/2025	(10,012)	40
U.S. Treasury Long Term Bonds Futures	Long	53	12/19/2025	6,179	76
U.S. Treasury Ultra Long-Term Bonds Futures	Long	30	12/19/2025	3,602	81
					$238
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Currency purchased (000)		Currency sold (000)
USD	124	EUR	105	Bank of America	10/23/2025	$— (j)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.480%	Annual	10/1/2032	USD2,897	$3	$—	$3
SOFR	Annual	3.482%	Annual	10/1/2032	2,824	2	—	2
SOFR	Annual	3.482%	Annual	10/1/2032	2,899	2	—	2
SOFR	Annual	3.648%	Annual	10/2/2035	2,560	2	—	2
						$9	$—	$9
Capital Group KKR Core Plus+ — Page 14 of 19

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Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount(p) (000)	Value at 9/30/2025(q) (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
CDX.NA.HY.45	5.00%	Quarterly	12/20/2030	USD6,760	$524	$515	$9
CDX.NA.IG.45	1.00%	Quarterly	12/20/2030	8,087	184	186	(2)
					$708	$701	$7
Investments in affiliates(o)

	Value at 4/29/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 9.52%
Money market investments 9.52%
Capital Group Central Cash Fund 4.17%(n)	$—	$183,976	$163,680	$12	$2	$20,310	$451
Restricted securities(f)

	Acquisition date(s)(r)	Cost (000)	Value (000)	Percent of net assets
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.046% 3/5/2032 (a)(d)(e)	4/24/2025 - 8/27/2025	$3,984	$4,023	1.88%
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 1.00% 3/5/2032 (a)(d)(e)	5/29/2025	705	708	0.33
Bonterra, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.297% 3/5/2032 (a)(d)(e)	4/24/2025	105	106	0.05
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.75%) 9.136% 2/13/2032 (a)(d)(e)	6/17/2025 - 6/17/2025	3,903	3,945	1.85
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.75%) 9.36% 2/13/2032 (a)(d)(e)	6/17/2025 - 8/27/2025	142	145	0.07
Truck-Lite Co., LLC, Term Loan, (3-month USD CME Term SOFR + 5.75%) 9.158% 2/13/2032 (a)(d)(e)	6/17/2025	110	112	0.05
Packaging Coordinators Midco, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.058% 1/22/2032 (a)(d)(e)	4/24/2025 - 8/27/2025	4,028	4,067	1.91
MEDX Holdings, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.101% 7/21/2032 (a)(d)(e)	7/21/2025 - 8/27/2025	3,695	3,707	1.74
TPSI Receivables, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 0.50% 1/24/2029 (a)(d)(e)	4/24/2025	3,366	3,419	1.60
Integrity Marketing Acquisition, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.333% 8/25/2028 (a)(d)(e)	4/24/2025	3,184	3,191	1.50
Fortna AR, LLC, Term Loan, (3-month USD CME Term SOFR + 4.75%) 8.958% 6/1/2029 (a)(d)(e)	4/24/2025	2,947	2,988	1.40
Low Voltage Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.75%) 9.046% 4/28/2032 (a)(d)(e)	4/30/2025 - 5/29/2025	2,565	2,598	1.22
FSS Buyer, LLC, Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.856% 8/29/2031 (a)(d)(e)	4/24/2025	2,467	2,498	1.17
Capital Group KKR Core Plus+ — Page 15 of 19

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Restricted securities(f) (continued)

	Acquisition date(s)(r)	Cost (000)	Value (000)	Percent of net assets
Jamestown Funding Trust, Term Loan, (3-month USD CME Term SOFR + 2.20%) 6.556% 6/15/2072 (a)(d)(e)	6/13/2025	$481	$481	0.22%
Jamestown Funding Trust, Term Loan, (3-month USD CME Term SOFR + 3.15%) 7.506% 6/15/2072 (a)(d)(e)	6/13/2025	384	384	0.18
John Wood Group PLC, Term Loan, (3-month USD CME Term SOFR + 5.50%) 9.818% 10/31/2028 (a)(d)(e)	9/9/2025	600	600	0.28
ClubCorp Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 9.328% 7/9/2032 (a)(d)(e)	7/10/2025	423	424	0.20
Woolpert Holdings Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.704% 4/5/2032 (a)(e)	9/26/2025	361	361	0.17
Koala Investment Holdings, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 9.079% 8/29/2032 (a)(d)(e)	8/29/2025	275	275	0.13
Railpros, Inc., Term Loan, (3-month USD CME Term SOFR + 4.50%) 8.704% 5/24/2032 (a)(d)(e)	8/4/2025	143	143	0.07
Total		$33,868	$34,175	16.02%

(a)	Value determined using significant unobservable inputs.
(b)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $55,630,000, which represented 26.07% of the net assets of the fund.

(c)	Step bond; coupon rate may change at a later date.
(d)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $58,942,000, which represented 27.63% of the net assets of the fund.

(e)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

(f)	Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
(h)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(i)	Represents securities transacted on a TBA basis
(j)	Amount less than one thousand.
(k)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $830,000, which represented 0.39% of the net assets of the fund.
(l)	Index-linked bond whose principal amount moves with a government price index.
(m)	Security did not produce income during the last 12 months.
(n)	Rate represents the seven-day yield at 9/30/2025.
(o)	Part of the same "group of investment companies" as the fund as defined under the Investment Company Act of 1940, as amended.
(p)	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
(q)
The prices and resulting values for credit default swap indices serve as an indicator of the current status of the payment/performance risk. As the value of a sell protection credit default swap increases or decreases, when compared to the notional amount of the swap, the payment/performance risk may decrease or increase, respectively.

(r)	The fund was seeded, and began trading, on 4/24/2025. The fund commenced operations and shares became available for purchase on 4/29/2025.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Capital Group KKR Core Plus+ — Page 16 of 19

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Equity securities, including depositary receipts, exchange-traded funds, and certain convertible preferred stocks that trade on an exchange or market, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities and loans other than directly originated loans, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Example of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral characteristics or performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. As of September 30, 2025, the fund did not have any options on futures. The average month-end notional amount of options on futures while held was $3,000. The average month-end notional amount of futures contracts while held was $89,633,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. The average month-end notional amount of open forward currency contracts while held was $41,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $932,000 and $16,441,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. Directly originated loans are valued on an individual loan basis. The fair value of each loan may be informed by the inputs of third-party services. These valuations will incorporate borrower-specific information such as credit performance, significant events affecting the borrower or underlying collateral, and relevant market developments each business day that the New York Stock Exchange is open. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Capital Group KKR Core Plus+ — Page 17 of 19

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Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$51,360	$62,006	$113,366
Mortgage-backed obligations	—	49,412	424	49,836
Asset-backed obligations	—	21,597	1,930	23,527
U.S. Treasury bonds & notes	—	22,468	—	22,468
Bonds & notes of governments & government agencies outside the U.S.	—	945	—	945
Convertible bonds & notes	—	167	—	167
Common stocks	9	—	—	9
Short-term securities	20,310	—	—	20,310
Total	$20,319	$145,949	$64,360	$230,628

	Other investments[1]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$238	$—	$—	$238
Unrealized appreciation on forward currency contracts	—	— [2]	—	— [2]
Unrealized appreciation on centrally cleared interest rate swaps	—	9	—	9
Unrealized appreciation on centrally cleared credit default swaps	—	9	—	9
Liabilities:
Unrealized depreciation on centrally cleared credit default swaps	—	(2)	—	(2)
Total	$238	$16	$—	$254
1
Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
2
Amount less than one thousand.
Capital Group KKR Core Plus+ — Page 18 of 19

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The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the period from April 29, 2025, commencement of operations, through September 30, 2025 (dollars in thousands):
	Beginning value at April 29, 2025	Transfers into Level 3[3]	Purchases	Sales	Accrued premiums/ discounts	Net realized gain (loss)	Unrealized appreciation (depreciation)	Transfers out of Level 3[3]	Ending value at 9/30/2025
Bonds, notes & other debt instruments	$—	$—	$63,963	$(273)	$18	$2	$650	$—	$64,360
Net unrealized appreciation (depreciation) during the period on Level 3 investment securities held at September 30, 2025									$650
3
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2025	Valuation technique(s)	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Bonds, notes & other debt instruments	$64,360	Yield analysis	Yield	6% - 10%	8%	Decrease
			Discount Margin	2% - 9%	5%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
	$64,360
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviation(s)
CME = CME Group
DAC = Designated Activity Company
EUR = Euro
EURIBOR = Euro Interbank Offered Rate
NOK = Norwegian Krone
PIK = Payment In Kind

REIT = Real Estate Investment Trust
SOFR = Secured Overnight Financing Rate
TBA = To be announced
USD = U.S. Dollar
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc.
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